Exception Grades

AMC Loan ID	Customer Loan ID	EDGAR Load ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	57201		33784125			Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Compliant	New York Subprime Loan: APR on subject loan ofX.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of Prime Mortgage Market Rate 6.64000 + 1.75%, or 8.39000%. Compliant SubPrime Loan.					Buyer Comment (2025-04-30): SGCP acknowledges this informational EV2 finding			XX/XX/XXXX 9:49:09 AM	2	B		XX	Primary	Purchase	No obvious cure. Cure provision under NY Subprime 6-m(7) appears to be limited to making a non-compliant NY Subprime loan into a compliant NY subprime loan with no explicit cure language permitting loan to be refunded or cured by reducing the APR to effectively bring the loan out of NY Subprime status.	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	43043		33784142			Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Compliant	New York Subprime Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of Prime Mortgage Market Rate 6.87000 + 1.75%, or 8.62000%. Compliant SubPrime Loan.	APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is in excess of allowable threshold of Prime Mortgage Market Rate 6.87000 + 1.75%, or 8.62000%. Compliant SubPrime Loan.				Buyer Comment (2025-05-15): SGCP acknowledges and waives this non-material EV2 finding:			XX/XX/XXXX 10:31:31 AM	2	B		XX	Primary	Purchase	No obvious cure. Cure provision under NY Subprime 6-m(7) appears to be limited to making a non-compliant NY Subprime loan into a compliant NY subprime loan with no explicit cure language permitting loan to be refunded or cured by reducing the APR to effectively bring the loan out of NY Subprime status.	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	93093		33784289			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Waiver Less than 3 Days From Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Borrower provided appraisal waiver less than three (3) business days prior to consummation.	Verification appraisal was delivered to borrower 3 business days prior to closing was not provided.				Buyer Comment (2025-05-19): SGCP acknowledges and waives this non-material EV2 finding: Reviewer Comment (2025-05-16): Exception remains, missing acknowledgement evidence that borrower was received copy of Appraisal within 3 business days prior to Closing. Provided Appraisal notice contains only Appraisal delivered on XX/XX/XXXX which is not within 3 business days prior to Closing. Seller Comment (2025-05-13): Appraisal delivery AIR.pdf (Unclassified) was referenced			XX/XX/XXXX 11:44:15 AM	2	B		XX	Investment	Refinance - Cash-out - Other		B	A	B	A	N/A	N/A	No
XXXX	XXXX	72507	34215586	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Buyer Comment (2025-06-10): SGCP acknowledges this non-material ECOA ev2

Reviewer Comment (2025-06-03): Lender correspondence doc confirms delivery date XX/XX/XXXX, however doesn't show if borrower received appraisal 3 days prior to closing (closing date XX/XX/XXXX).

Seller Comment (2025-06-02): See attached showing Appraisal was delivered to borrower.
XXXXXXXX proof of Appraisal delivered XX.XX.XX.pdf (Unclassified) was uploaded

Reviewer Comment (2025-05-30): The appraisal waiver is located in the file however per ECOA Valuations Rule (Dodd-Frank 2014) the appraisal is required to be  provided to borrower at or before closing. Documentation to confirm that the borrower received the appraisal at or before closing is not located in the file.

Seller Comment (2025-05-27): Please advise on these conditions we already submitted the appraisal waiver. Borrower waived rights to received 3 day prior to closing. not exactly sure what is being asked.
																				XX/XX/XXXX 1:54:33 PM	2	B		XX	Investment	Purchase		B	A	B	A	N/A	N/A	No
XXXX	XXXX	72507	34215587	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing.	Buyer Comment (2025-06-10): SGCP acknowledges this non-material ECOA ev2

Seller Comment (2025-06-10): I'm not sure what an EV2 conditions is. So this is just and FYI condition and not an actual Condition? Please clear if not an actual condition.

Reviewer Comment (2025-06-03): Exception is an EV2 for informational purposes only. Lender may, at their discretion, choose to waive this exception.

Reviewer Comment (2025-06-03): Exception is an EV2 for informational purposes only. Lender may, at their discretion, choose to waive this exception.

Seller Comment (2025-06-02): See attached showing Appraisal was delivered to borrower.
XXXXXXXX proof of Appraisal delivered XX.0XX.XX.pdf (Unclassified) was uploaded

Reviewer Comment (2025-05-30): The appraisal waiver is located in the file however per ECOA Valuations Rule (Dodd-Frank 2014) the appraisal is required to be  provided to borrower at or before closing. Documentation to confirm that the borrower received the appraisal at or before closing is not located in the file.

Seller Comment (2025-05-27): Please advise on these conditions we already submitted the appraisal waiver. Borrower waived rights to received 3 day prior to closing. not exactly sure what is being asked.
																				XX/XX/XXXX 1:54:42 PM	2	B		XX	Investment	Purchase		B	A	B	A	N/A	N/A	No
XXXX	XXXX	66622		34215598			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-07-01): Sufficient Cure Provided At Closing		XX/XX/XXXX 1:34:40 PM		1	A		XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	87490		36440206			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $129.00 exceeds tolerance of $86.00 plus 10% or $94.60. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-01-13): Sufficient Cure Provided At Closing		XX/XX/XXXX 7:55:36 AM		1	A		XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	86971	36440227	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception to allow primary rate/term refinance for borrower providing housing for a parent. Contingent on subject's documented completion of recent renovations since the time of purchase. Missing documented renovations completion.	Borrower has been employed in the same industry for more than 5 years.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	33 months reserves LTV is X.XX% below guideline max. Fico is XX points above guideline minimum.	SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-05): Lender exception in file. Buyer Comment (2026-02-03): see attached docs rcvd			XX/XX/XXXX 1:09:28 PM	2	B		XX	Primary	Refinance - Rate/Term		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	33636		36440236			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $526.95 exceeds tolerance of $495.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-04): Sufficient Cure Provided At Closing		XX/XX/XXXX 3:06:25 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	93430		36440256			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception Given for Exception requested for use of both personal and business bank statements for co-borrower. B2 is owner of peticure XXXXXXXXXXXXXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Fico is XX points above guideline minimum.	SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-12): Lender exception in file.			XX/XX/XXXX 5:34:02 PM	2	B		XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	42816		36440269			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $440.00 exceeds tolerance of $390.00 plus 10% or $429.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-10): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:07:50 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	51025		36440276			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $120.00 exceeds tolerance of $0.00. $120.00 over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $120.00 exceeds tolerance of $0.00. $120.00 over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2026-03-16): Situsamc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2026-03-12): see attached LOX, delivery, check and PCCD		XX/XX/XXXX 3:14:24 AM		2	B		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	98200		36440281			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved Lender exception in file for New Construction project where at least 50% of the total units in both the project and the subject phase are complete and sold under contract is approved with a 0.25 pricing hit in addition to standard LLPA's associated with the loan.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXK residual income. DTI isXX% below guideline max. Fico is XXX points above guideline minimum.	SitusAMC Aggregator,SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-17): Lender exception in file. Buyer Comment (2026-02-13): If there is an exception in the file, please review and clear.			XX/XX/XXXX 11:32:22 AM	2	B		XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	81127		36440293			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $293.20 exceeds tolerance of $260.00 plus 10% or $286.00. Sufficient or excess cure was provided to the borrower at Closing.	Ten Percent Fee Tolerance exceeded. Total amount of $293.20 exceeds tolerance of $260.00 plus 10% or $286.00. Sufficient or excess cure was provided to the borrower at Closing. (0)				Reviewer Comment (2026-02-12): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:23:15 AM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	52007	36440310	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records.	Gift asset of $40,020.00 received after closing onX/X/XX	Reviewer Comment (2026-03-06): The client elects to waive.

Buyer Comment (2026-03-04): please confirm this should have cleared with the approved exception in file uploaded to attached exception 35806084

Reviewer Comment (2026-03-04): Regraded to EV2-B based on no letter indicating repayment of the gift is expected and with sufficient compensating factors to mitigate the risk.

Reviewer Comment (2026-02-25): The issue is the gift letter is dated after the Note date ofXX/XX/XXXXexception remains.

Buyer Comment (2026-02-23): loan funded onX/X, which is the same day the gift funds were received. The subject property is in an escrow state so the date of the signing is irrelevant, it’s the funding date that is important.  Attached is the disbursement CD, which reflects a XX/XX/XXXXisbursement date.

Buyer Comment (2026-02-23): see attached docs
																				XX/XX/XXXX 10:38:51 AM	2	B		XX	Primary	Purchase		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	61955		36440319			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Using private investment assets for asset utilization, lender exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Fico is XXX points above guideline minimum.	SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-13): Lender exception in file.			XX/XX/XXXX 4:45:24 PM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B	A	A		N/A	No
XXXX	XXXX	22221		36440325			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $199.00 exceeds tolerance of $115.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-12): Sufficient Cure Provided At Closing		XX/XX/XXXX 2:05:52 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	72296		36440357			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Rent free letter missing. Client exception in file for rent free letter unable to be obtained.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-02-13): Client elects to waive with verified compensation factors			XX/XX/XXXX 4:09:17 PM	2	B		XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	39882		36440361			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $266.00 exceeds tolerance of $248.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-12): Sufficient Cure Provided At Closing		XX/XX/XXXX 3:53:40 PM		1	A		XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	92148		36440367			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,629.05 exceeds tolerance of $2,627.00. Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure provided at closing				Reviewer Comment (2026-03-05): Sufficient Cure Provided At Closing		XX/XX/XXXX 6:44:16 AM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	43370		36440378			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $94.00 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-13): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:57:57 AM		1	A		XX	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXX	XXXX	43370		36440379			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $299.00 exceeds tolerance of $210.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-13): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:57:57 AM		1	A		XX	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXX	XXXX	23647		36440398			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Less than 2 years self employment, lender exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XK residual income 7 months reserves DTI is XX% below guideline max. Fico is XXX points above guideline minimum.	Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-17): Lender exception in file.			XX/XX/XXXX 1:37:04 PM	2	B		XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	43428		36440415			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $165.08 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $165.08 exceeds tolerance of $0.00. $165.08 over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2026-02-17): Sufficient Cure Provided At Closing		XX/XX/XXXX 7:05:35 AM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	79953		36440432			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for investor concentration is approved with a 0.25 pricing hit in addition to standard LLPA's associated with the loan.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXXK residual income $22K reserves DTI is XX% below guideline max. Fico is XX points above guideline minimum.	SitusAMC Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-19): Lender exception in file. Buyer Comment (2026-02-17): exception was approved			XX/XX/XXXX 11:35:43 AM	2	B		XX	Investment	Refinance - Rate/Term		B	B	A	A		N/A	No
XXXX	XXXX	46446		36440472			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception in file for kitchen cooktop only is approved with a 0.25 pricing hit in addition to standard LLPA's associated with the loan	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	19 months reserves Fico is XXX points above guideline minimum.	SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-18): Lender exception in file.			XX/XX/XXXX 4:09:51 PM	2	B		XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	73971		36440479			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $550.00. $50.00 over legal limit. Insufficient or no cure was provided to the borrower.	Cure nor valid COC provided. COC just indicates fees were updated without a reason.				Reviewer Comment (2026-03-04): Situsamc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2026-03-03): See attached		XX/XX/XXXX 10:00:38 PM		2	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	98281		36440509			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $257.24 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-17): Sufficient Cure Provided At Closing		XX/XX/XXXX 6:23:28 AM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXX	XXXX	19445		36440521			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender Exception granted for condo completion status and fidelity coverage.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-02-19): Client elects to waive with verified compensation factors			XX/XX/XXXX 2:25:00 PM	2	B		XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	16531		36440527			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account.	Reason was not provided on page 4.				Reviewer Comment (2026-02-26): Situamc Received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2026-02-25): docs uploaded		XX/XX/XXXX 2:50:35 AM		2	B		XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	17299		36440551			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Lender exception: If a borrower rents from a private landlord, the most recent 12 months’ consecutive cancelled checks (front and back) along with a copy of the lease must be provided. VOR in file does not have Section 1 completed and borrower's pay history fromXX/XX/XXXXXX/XX/XXXX not provided. Borrower is currently renting for 5 months, and rent is paid in cash. Prior to that borrower owned XXXXXXXXXXXXXXXXXXX property free/clear but property has since been awarded to ex-wife. Borrower's business isXXXXXXXXXXXXXXXX.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-02-20): Client elects to waive with verified compensation factors			XX/XX/XXXX 10:08:45 AM	2	B		XX	Primary	Purchase		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	17299		36440552			Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	- ___	CD payee is blank				Reviewer Comment (2026-03-02): Documentation provided, exception cured. Buyer Comment (2026-02-26): docs uploaded		XX/XX/XXXX 11:34:08 AM		2	B		XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	32797		36440568			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Client exception in file for Condo with non-incidental income >10% is approved contingent on the project meeting all NWC guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-02-23): Client elects to waive with verified compensation factors			XX/XX/XXXX 1:12:40 PM	2	B		XX	Investment	Refinance - Rate/Term		B	B	A	A		N/A	No
XXXX	XXXX	49896		36440593			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,047.50 exceeds tolerance of $830.00 plus 10% or $913.00. $134.50 over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $1,047.50 exceeds tolerance of $830.00 plus 10% or $913.00. $134.50 over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2026-03-11): Situsamc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2026-03-11): see attached tracking showing delivery expectedX/XX Reviewer Comment (2026-03-10): SitusAMC received corrected PCCD, LOE, Copy of refund check and shipping label. However, FedEx tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure. Buyer Comment (2026-03-09): docs uploaded		XX/XX/XXXX 11:33:58 PM		2	B		XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	37309		36440599			Compliance	Compliance	State Compliance	State HPML	(State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of X.XX% or Final Disclosure APR of X.XX% is equal to or greater than the threshold of APOR 6.13% + 1.5%, or 7.63000%. Compliant Higher Priced Loan.					Reviewer Comment (2026-03-04): Client elects to waive as is. Buyer Comment (2026-03-02): Please accept as is			XX/XX/XXXX 2:17:42 PM	2	B		XX	Primary	Purchase	No obvious cure	B	A	B	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXX	XXXX	37309		36440600			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - XXXXXXXXXXX	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on XX/XX/XXXX are underdisclosed.					Reviewer Comment (2026-03-02): SitusAMC received Letter of explanation and Corrected Closing disclosure. Buyer Comment (2026-02-27): see attached docs received		XX/XX/XXXX 11:17:03 PM		2	B		XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXX	XXXX	37309		36440603			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $247.20 exceeds tolerance of $230.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-20): Sufficient Cure Provided At Closing		XX/XX/XXXX 3:37:59 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	B	A	B	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXX	XXXX	93173		36440615			Compliance	Compliance	Federal Compliance	ATR/QM	CDFI Bank Originated Loan submitted as Non Exempt	Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.	Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.				Buyer Comment (2026-03-02): accept as is Reviewer Comment (2026-03-02): No new documentation provided. Please accept this level 2 exception as is. Buyer Comment (2026-02-26): docs uploaded				2	A		XX	Primary	Purchase		B	B	A	A	Non QM	Exempt from ATR	No
XXXX	XXXX	93173		36440619			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Calculated PITIA months reserves of 7.93 is less than Guideline PITIA months reserves of 8.00. Provide additional asset to meet PITIA Reserves	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI isXX% below guideline max. Fico is XX points above guideline minimum.	SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-03-19): Post close lender exception provided. Buyer Comment (2026-03-18): please see attached exception approval for reserves Buyer Comment (2026-03-17): docs uploaded Reviewer Comment (2026-03-09): We have considered all the accounts reported on UW worksheet, however still we have asset shortage. Please provide the additional asset to cover the reserve requirement of 8 months. Exception Remains. Buyer Comment (2026-03-05): docs uploaded			XX/XX/XXXX 5:30:57 PM	2	B		XX	Primary	Purchase		B	B	A	A	Non QM	Exempt from ATR	No
XXXX	XXXX	28811		36440629			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $550.00 exceeds tolerance of $460.00 plus 10% or $506.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-20): Sufficient Cure Provided At Closing		XX/XX/XXXX 5:42:26 AM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	57557		36440656			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception granted for 12 NSF occurrences.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XK residual income 44 months reserves	SitusAMC Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-02-25): Lender exception in file.			XX/XX/XXXX 12:13:27 PM	2	B		XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	33463		36440673			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation.					Buyer Comment (2026-03-16): accept as is- clerical update to loan number only				2	B		XX	Primary	Purchase		B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	60083		36440702			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $600.00 exceeds tolerance of $550.00. $50.00 over legal limit. Insufficient or no cure was provided to the borrower.	The COC states appraisal fee increased due to invoice reflecting a higher fee which is not a valid COC in itself. A valid reason needs to be provided as to why the fee increased.				Reviewer Comment (2026-03-10): Situsamc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2026-03-10): LOE, copy of refund check and proof of mailing. Reviewer Comment (2026-03-09): SitusAMC received PCCD. Missing LOE, copy of refund check and proof of mailing. Buyer Comment (2026-03-06): PCCD		XX/XX/XXXX 11:51:47 PM		2	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXX	XXXX	51217		36440708			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $295.00 exceeds tolerance of $86.00 plus 10% or $94.60. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-24): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:44:50 AM		1	A		XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	51217		36440712			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.					Reviewer Comment (2026-03-23): Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form were provided. Buyer Comment (2026-03-19): H9 form already provided Buyer Comment (2026-03-19): LOE Reviewer Comment (2026-03-16): Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form Buyer Comment (2026-03-12): H-9		XX/XX/XXXX 12:34:40 PM		2	B		XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	38153	36440750	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. $150.00 over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. $150.00 over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2026-03-31): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD

Buyer Comment (2026-03-31): PCCD

Reviewer Comment (2026-03-31): Situsamc Received Proof of Mailing, Copy of check and LOE; however, provided CD is dated same as Final CD. Provide PCCD dated after closing dateXX/XX/XXXX.

Buyer Comment (2026-03-30): tracking

Reviewer Comment (2026-03-25): Situsamc Received LOE, copy of refund check and CD dated XX/XX; however, proof of Mailing is missing. Also, CD is dated XX/XX is same date as Final CD. Provide Proof of Mailing and PCCD dated after closing date.

Buyer Comment (2026-03-24): "loe" "FINAL CD" "refund check"

Reviewer Comment (2026-03-20): SitusAMC received COC, however, the reason provided on COC is not sufficient as to what change circumstance was received that was unknown at the time of initial quote. Please provide additional sufficient information as to what new information has received that resulted in requirement of Attorney Review fee.

Buyer Comment (2026-03-18): COCX/XX

Reviewer Comment (2026-03-13): SitusAMC received COC stating the fee added after settlement agent confirms. However, the reason provided on COC is not sufficient as to what change circumstance was received that was unknown at the time of initial quote. The loan is originated in TX so the fee should be disclosed initially. However, if it is not please provide additional supporting information as to what new information has received that resulted in requirement of Attorney Review fee.

Buyer Comment (2026-03-11): coc

Reviewer Comment (2026-03-05): SitusAMC received COC datedX/XXwhich is already in file but the reason on COC is not sufficient as to why the Attorney review fee was added. Please provide information as to what changed circumstance occurred (as defined under 1026.19(e)(4)(A)-(F) that resulted in an increase in closing costs or cure would be required.
Cure requirements include LOE, corrected CD, proof of mailing and copy of refund check.

Buyer Comment (2026-03-03): COC
																			XX/XX/XXXX 4:46:08 PM		2	B		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	26970		36440767			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $70.00 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-24): Sufficient Cure Provided At Closing		XX/XX/XXXX 1:42:35 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	66934		36440782			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $70.00 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $70.00 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2026-02-25): Sufficient Cure Provided At Closing		XX/XX/XXXX 8:41:10 AM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	19333	36440806	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception approved for Single member LLC that does not have an EIN # is approved contingent on: 1. Officer's Cert in lieu of Operating Agreement must be provided and confirm the borrower is the sole member of the entity, and 2. Letter from borrower must be provided confirming the entity does not have any employees or any excise tax liabilities that would require filing of any excise tax forms with the IRS.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the guideline required amount by the equivalent of 4 months PITIA or more.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXK residual income $42K reserves LTV/CLTV is XX% below guideline max. DTI is XX% below guideline max. Fico isXXX points above guideline minimum.	SitusAMC Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-02-27): Lender exception in file.			XX/XX/XXXX 4:17:35 PM	2	B		XX	Investment	Refinance - Rate/Term		B	B	A	A		N/A	No
XXXX	XXXX	58342		36440857			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-02-26): Sufficient Cure Provided At Closing		XX/XX/XXXX 11:18:10 AM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	85632		36440895			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,350.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-13): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:23:33 AM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	83953		36440937			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception for C08 EAD category is approved contingent on Max 80% LTV only is allowed. A 0.25 exception pricing hit applies in addition to standard LLPAs associated with the loan.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXK residual income. DTI is XX% below guideline max. Fico is XX points above guideline minimum.	Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-03-05): Lender exception in file.			XX/XX/XXXX 12:35:53 PM	2	B		XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	34511		36440977			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $272.23 exceeds tolerance of $270.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $272.23 exceeds tolerance of $270.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2026-03-04): Sufficient Cure Provided At Closing		XX/XX/XXXX 2:38:15 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	70688		36440996			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.					Reviewer Comment (2026-03-18): Documentation provided; exception cured. Buyer Comment (2026-03-16): see attached LOX, re-opened NORTC document signed and brw acknowledgement of receipt Reviewer Comment (2026-03-16): Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form Buyer Comment (2026-03-12): doc uploaded		XX/XX/XXXX 10:38:36 AM		2	B		XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	17187		36441005			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $97.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $97.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2026-03-05): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:24:07 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	26290		36441012			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account.	Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether the loan will have an escrow account. Reason not provided.				Reviewer Comment (2026-03-19): Situsamc Received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2026-03-18): PCCD Reviewer Comment (2026-03-17): Final Closing Disclosure did not designate a reason on Page 4 " Escrow Account - Will Not Have an Escrow Account Because" - reason was mssing and not marked as "declined" or "lender does not offer". Letter of Explanation and Corrected CD required to cure. Buyer Comment (2026-03-13): There is not escrows - Flood is included in Master Policy		XX/XX/XXXX 11:23:39 PM		2	B		XX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	21290	36441032	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Missing 12 month rental history for current and prior primary.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	$XXK residual income DTI is XX% below guideline max.	Originator,SitusAMC SitusAMC SitusAMC Originator,SitusAMC	Reviewer Comment (2025-11-13): Post close lender exception provided.

Buyer Comment (2025-11-11): exception

Reviewer Comment (2025-11-10): Missing 12 months verification of rent, provide lender exception for months paid in cash.

Buyer Comment (2025-11-06): see attached leases for both properties.

Reviewer Comment (2025-10-24): We do not have the leases or a VOR from the private landlord which is required per guidelines. Also, LOE provided states paid some months in cash. A lender exception would be required for this item to clear with documentation provided.

Buyer Comment (2025-10-22): rental payments- disregard first upload- it is for another file

Buyer Comment (2025-10-22): rental payments
																				XX/XX/XXXX 9:03:04 AM	2	B		XX	Primary	Purchase		B	B	A	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXX	XXXX	42870		36441040			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for borrower living with family and paying mortgage directly instead of rent.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Borrower has been employed in the same industry for more than 5 years.	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2025-12-01): The client elects to waive.			XX/XX/XXXX 2:20:57 PM	2	B		XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	42870		36441042			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $289.40 exceeds tolerance of $225.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2025-11-26): Sufficient Cure Provided At Closing		XX/XX/XXXX 9:35:31 AM		1	A		XX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	78715		36441056			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of $9.60 exceeds tolerance of $0.00. $9.60 over legal limit. Insufficient or no cure was provided to the borrower.	Title - Recording Service Fee was last disclosed as $0.00 on LE but disclosed as $9.60 on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.				Reviewer Comment (2025-12-08): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2025-12-07): shows scheduled to delivery monday- please clear Reviewer Comment (2025-12-05): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing .FedEx tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure. Buyer Comment (2025-12-04): cure docs		XX/XX/XXXX 4:55:36 AM		2	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	28175	36441067	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,760.00 exceeds tolerance of $3,366.00 plus 10% or $3,702.60. $1,057.40 over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $4,760.00 exceeds tolerance of $3,366.00 plus 10% or $3,702.60. $1,057.40 over legal limit. No valid changed circumstance was provided. No cure was provided to the Borrower.	Reviewer Comment (2026-03-10): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2026-03-09):XX/XX/XXXX Rebuttal - We have had several tolerance cures per missing SSPL - this has been the procedure put in place by management and all of the exceptions have cured with LOX, PCCD, Copy of Refund Check & USPS Proof of Mailing.  These are all being mailed USPS Standard mail, no tracking.  Exceptions regarding missing SSPL date back to early February and have been cured.

Reviewer Comment (2026-03-05): SitusAMC received corrected PCCD, LOE, Copy of refund check. However, Proof of mailing with tracking number to borrower was not located in trailing documents. Proof of mailing is required to borrower to complete remediation.

Seller Comment (2026-03-03):XX/XX/XXXX LOX, PCCD, Copy of Refund Check & USPS Proof of Mailing uploaded to Clarity to cure exception.
																			XX/XX/XXXX 4:52:56 AM		2	B		XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	93887		36441082			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,534.25 exceeds tolerance of $1,123.00 plus 10% or $1,235.30. $1,298.95 over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $2,534.25 exceeds tolerance of $1,123.00 plus 10% or $1,235.30. $1,298.95 over legal limit. No valid changed circumstance was provided. No cure was provided to the Borrower.				Reviewer Comment (2026-03-05): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception. Seller Comment (2026-03-04):XX/XX/XXXX LOX, PCCD, Copy of Refund Check & USPS Proof of Mailing uploaded to Clarity to cure exception.		XX/XX/XXXX 11:30:30 PM		2	B		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	97829	36441086	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,157.08 exceeds tolerance of $3,748.00 plus 10% or $4,122.80. $1,034.28 over legal limit. Insufficient or no cure was provided to the borrower.	No cure nor COC provided.	Reviewer Comment (2026-04-01): SitusAMC received PCCD, LOE, copy of refund check & proof of mailing.

Seller Comment (2026-03-31):XX/XX/XXXX Uploaded PDF per information from XXXXXXXXXXX - showing evidence refund check was cashed by borrower & cleared via bank account onXX/XX/XXXX Please review and clear.

Reviewer Comment (2026-03-10): To cure a tolerance exception proof of mailing is required. In most cases when the U.S. Postal Service is used, we will consider a copy of the stamped envelope with the postal stamp over the stamp as proof of mailing. In the event this is not possible, we can accept a copy of a mailing log that clearly indicates when and where an item was mailed. In the preceding examples we would consider the mailing as received by the borrower three business days later. Certified mail would require a copy of the certified mail label. In this case, we have a copy of the stamped envelope with no postal stamp. In this case we would ask for a copy of the mailing log or a copy of front and back of the cancelled/processed check to complete the mailing part of the cure.

Seller Comment (2026-03-10):XX/XX/XXXX This has been escalated internally - the process has been the same for all of the loans with the same SSPL tolerance issue - all other exceptions have been cured since early February.  There is no tracking - these are all being sent to the borrower via USPS Standard delivery - copy of stamped envelope provided onXX/XX/XXXX Zip Code lookup was never provided - not sure what that statement is regarding.

Reviewer Comment (2026-03-10): SItusAMC received Zip code lookup. However, we are unable to verify whether the borrower received copy of refund check. Kindly provide borrower's confirmation for the same in order to clear the exception.

Seller Comment (2026-03-09):XX/XX/XXXX Rebuttal - We have had several tolerance cures per missing SSPL - this has been the procedure put in place by management and all of the exceptions have cured with LOX, PCCD, Copy of Refund Check & USPS Proof of Mailing.  These are all being mailed USPS Standard mail, no tracking.  Exceptions regarding missing SSPL date back to early February and have been cured.

Reviewer Comment (2026-03-05): SitusAMC received PCCD, LOE and proof of refund check. However, no proof of mailing provided. Please provide USPS tracking details to re-evaluate the exception.

Seller Comment (2026-03-03):XX/XX/XXXX LOX, PCCD, Copy of Refund Check & USPS Proof of Mailing uploaded to Clarity to cure exception.
																			XX/XX/XXXX 5:13:05 AM		2	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	55520	36441092	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,598.47 exceeds tolerance of $2,469.00 plus 10% or $2,715.90. $882.57 over legal limit. Insufficient or no cure was provided to the borrower.	No Cure nor COC provided. Missing Settlement service providers	Reviewer Comment (2026-03-11): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2026-03-10): Evidence of USPS mailing was included with the LOX, PCCD and refund check uploaded on X/XX. Please see page 939 in "Trailing Other" in Clarity loan file.

Reviewer Comment (2026-03-09): SitusAMC received PCCD, LOE and copy of refund check. Missing proof of mailing. Please provide proof of mailing to cure the exception.

Seller Comment (2026-03-06): This tolerance cure was self identified and previously refunded to the borrower. Please see attached copy of LOX, PCCD, refund check and USPS mailing to borrower.
																			XX/XX/XXXX 1:02:19 AM		2	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	55520		36441093			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception approved for 4 months of reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-02-24): The Client elects to waive			XX/XX/XXXX 3:38:56 PM	2	B		XX	Primary	Purchase		B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	41043	36441111	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $7,664.50 exceeds tolerance of $4,638.00 plus 10% or $5,101.80. $2,562.70 over legal limit. Insufficient or no cure was provided to the borrower.	Cure nor valid COC provided. SSPL list was not provided.	Reviewer Comment (2026-03-29): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check resulting in a cured the exception.

Seller Comment (2026-03-27): Please see attached copy of reissued LOX, PCCD, refund check and UPS trackable shipping.

Reviewer Comment (2026-03-18): SitusAMC received PCCD, LOE and copy of refund check. Missing proof of mailing. Please provide USPS tracking details to cure the exception.

Seller Comment (2026-03-17): This tolerance cure of $2003.25 was self identified and previously refunded to the borrower. Please see attached copy of LOX, PCCD, refund check and USPS mailing to borrower. Please note the survey was an optional service and as such is not subject to tolerance. This was corrected on the PCCD and shows in Section H as "optional".
																			XX/XX/XXXX 11:32:47 PM		2	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	33227		36441142			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $300.00 exceeds tolerance of $0.00. $300.00 over legal limit. Insufficient or no cure was provided to the borrower.	COC states attorney review fee added due to closing in an LLC however loan did not close in an LLC.				Reviewer Comment (2026-03-25): Situsamc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2026-03-24): Attorney review fee refunded to the borrower. Please see attached copy of LOX, PCCD, refund check and UPS mailing to borrower.		XX/XX/XXXX 5:18:32 AM		2	B		XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	21828		36441150			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,298.60 exceeds tolerance of $1,354.00 plus 10% or $1,489.40. $809.20 over legal limit. Insufficient or no cure was provided to the borrower.	Cure nor valid COC provided				Reviewer Comment (2026-03-06): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2026-03-04):XX/XX/XXXX LOX, PCCD, Copy of Refund Check & USPS Proof of Mailing uploaded to Clarity to cure exception.		XX/XX/XXXX 12:42:46 AM		2	B		XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	21828		36441151			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Client exception in file	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-03-02): Client elects to waive with verified compensation factors			XX/XX/XXXX 3:41:57 PM	2	B		XX	Primary	Refinance - Rate/Term		B	B	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	99667		36441154			Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Tangible Net Benefit Disclosure Signed by Borrower	Minnesota Residential Mortgage Originator and Servicer Licensing Act: Tangible Net Benefit Disclosure not signed by the Borrower prior to closing.					Reviewer Comment (2026-04-06): The client elects to waive.			XX/XX/XXXX 11:13:58 AM	2	B		XX	Primary	Refinance - Cash-out - Other		B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	99667		36441156			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.					Reviewer Comment (2026-03-26): Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form were provided. Seller Comment (2026-03-25): Please see attached LOX to borrower and signed H8.		XX/XX/XXXX 5:25:42 PM		2	B		XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	11667	36441191	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,896.45 exceeds tolerance of $2,278.00 plus 10% or $2,505.80. $390.65 over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $2,896.45 exceeds tolerance of $2,278.00 plus 10% or $2,505.80. $390.65 over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2026-03-27): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Seller Comment (2026-03-26):XX/XX/XXXX Borrower contacted and advised original package was thrown in the trash.  Uploaded package re-issued with LOX, PCCD, Copy of Refund Check # XXXX to replace Ck # XXXX & UPS Shipping Label.  Evidence of receipt to be uploaded once package delivered.

Reviewer Comment (2026-03-25): SitusAMC received Post CD,LOX,Copy of refund check and proof of mailing. However, we would require proof of mailing in order to cure the exception. Also, we are unable to determine from the file whether the lender or title company required the survey.  If the lender required, the survey fee then a cure is due to the borrower.  If the borrower-chosen service provider further outsourced the Survey Fee, an attestation or comment on exception from the seller is needed.  The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Seller Comment (2026-03-24): 3/24 - Uploaded LOX, PCCD, Copy of Refund Check in the amount of $91.20 & USPS Proof of Mailing.  Evidence of receipt to the borrower will be uploaded once received.  The correct tolerance cure is $91.20, the Survey Fee $300 was disclosed correctly on the Initial LE in Section H - it is not a title fee & not subject to 10% tolerance.  The Survey fee was disclosed in Section C on the Executed Final CD in error & moved to Section H on the PCCD.
																			XX/XX/XXXX 2:59:02 AM		2	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	11667		36441193			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,596.45 exceeds tolerance of $2,278.00 plus 10% or $2,505.80. Sufficient or excess cure was provided to the borrower.	Sufficient cure provided at closing				Reviewer Comment (2026-03-27): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 3:00:39 AM		1	A		XX	Primary	Purchase	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	68642		36441215			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested Exception for condo with budgeted reserves of 6.3% with < 50% reserve balance. Approval in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XK residual income Fico is XXX points above guideline minimum.	SitusAMC Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-03-09): Lender exception in file.			XX/XX/XXXX 4:33:48 PM	2	B		XX	Primary	Refinance - Rate/Term		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	98588		36441220			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,097.24 exceeds tolerance of $2,439.00 plus 10% or $2,682.90. $414.34 over legal limit. Insufficient or no cure was provided to the borrower.	No cure nor COC provided				Reviewer Comment (2026-03-26): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2026-03-25):XX/XX/XXXX Uploaded LOX, PCCD, Copy of Refund Check, UPS Shipping Label & UPS Proof of Delivery. Please review and clear.		XX/XX/XXXX 5:38:27 AM		2	B		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	79241		36441237			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,307.87 exceeds tolerance of $3,278.00 plus 10% or $3,605.80. $1,702.07 over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $5,307.87 exceeds tolerance of $3,278.00 plus 10% or $3,605.80. $1,702.07 over legal limit. INo valid changed circumstance was provided. No cure was provided to the Borrower.				Reviewer Comment (2026-03-27): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Seller Comment (2026-03-26):XX/XX/XXXX Uploaded LOX, PCCD, Copy of Refund Check, USPS Standard Mailing, & PDF per information from XXXXXXXXXXX - showing evidence refund check was cashed by borrower & cleared via bank account onXX/XX/XXXX Please review and clear.		XX/XX/XXXX 7:04:23 AM		2	B		XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	79241		36441238			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $5,307.87 exceeds tolerance of $3,278.00 plus 10% or $3,605.80. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2026-03-27): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 7:05:06 AM		1	A		XX	Primary	Refinance - Rate/Term	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	47877		36441247			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for 5 NSF's in 12 months with 2 in the most recent 3 months. Approval in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	LTV is XX% below guideline max.	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC	Reviewer Comment (2026-03-13): Lender exception in file.			XX/XX/XXXX 1:38:59 PM	2	B		XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	61008		36639230			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $70.00 exceeds tolerance of $35.00. Sufficient or excess cure was provided to the borrower at Closing.	The credit report fee was disclosed as $35.00 on the LE, the final CD shows the fee as $70.00 There was a lender credit to cover the cost to cure				Reviewer Comment (2026-01-15): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:11:38 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	70175		36639235			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $205.00 exceeds tolerance of $165.00. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2026-01-27): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 10:20:37 AM		1	A		XX	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	70175	36639236	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated XX/XX/XXXX). The disclosed Total of Payments in the amount of $X,XXX,XXX is under disclosed by $40.00 compared to the calculated total of payments of $X,XXX,XXX which exceeds the $35.00 threshold.	Total of Payments was updated to $X,XXX,XXXon Closing Disclosure issued on XX/XX/XXXX.	Reviewer Comment (2026-03-23): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission.

Buyer Comment (2026-03-20): LOE

Buyer Comment (2026-03-20): RTC

Reviewer Comment (2026-03-04): The tolerance issue was cured after closing and before TPR review, However, TOP was also affected by the increase in the appraisal fee.  This is a material exception on a rescindable transaction and requires reopening of rescission and proof of delivery of RTC to complete cure. Further, the RTC must allow the borrower three days to cancel the transaction from date of delivery.

Buyer Comment (2026-03-04): see attached PCCD. recission still pending.

Reviewer Comment (2026-03-02): SitusAMC received LOE.  Missing the proof of reopening of rescission to all consumers to finalize, as previously noted, this was a post close cure and not at closing cure, thus the reopening of rescission is required to finalize.

Buyer Comment (2026-02-27): see attached LOE

Reviewer Comment (2026-02-26): Please provide LOE sent to borrower forX/XX CD.

Buyer Comment (2026-02-25): see attached final settlement statement reflecting $40 credit to borrower

Reviewer Comment (2026-02-13): TOP calculation was underdisclosed $40 on the Final CD.  Corrected CD reflects increased fees in Section D which underdisclosed the Final CD by that amount and cure is due.  Corrected CD, LOE to borrrower, copy of cure refund of $40 for total underdisclosure, proof of mailing and proof of reopening rescission to all consumers, as this is a material disclosure on a rescindable transaction.

Buyer Comment (2026-02-12): client states $40 cure on Cd datedX/XX
																			XX/XX/XXXX 8:43:10 AM		2	B		XX	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission i(required on rescindable transactions)	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	74591		36639253			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for budgeted condo reserves of 7% with 29.48% balance. Approval in file.	Borrower has verified disposable income of at least $2500.00. Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Residual Income over $XX,XXX	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-03-11): The client elects to waive.			XX/XX/XXXX 10:29:25 AM	2	B		XX	Second Home	Refinance - Cash-out - Other		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	30535	36639254	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Exception requested for condo with 1.6% budget reserves with 15% reserve fund balance.	The qualifying DTI on the loan is at least 10% less than the guideline maximum.

Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	DTI XX%	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-03-11): The client elects to waive.			XX/XX/XXXX 10:57:52 AM	2	B		XX	Investment	Purchase		B	B	A	A		N/A	No
XXXX	XXXX	28202	36639278	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $109.00 exceeds tolerance of $86.00 plus 10% or $94.60. $14.40 over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $109.00 exceeds tolerance of $86.00 plus 10% or $94.60. $14.40 over legal limit. Insufficient or no cure was provided to the borrower. (0)	Reviewer Comment (2026-04-13): SitusAMC received PCCD, LOE, copy of refund check and proof of mailing.

Reviewer Comment (2026-03-27): SitusAMC received Post CD, LOX, refund check, and proof of mailing showing a cure of $201.10. The Final CD dated XX/XX/XXXX already reflects the same cure amount, while the total required cure is $265.90 for loan discount, Appraisal and Ten percent fee.
Please confirm if the $201.10 on the XX/XX/XXXX Post CD is an additional cure. If so, please provide a corrected Post CD reflecting a total cure of $402.20 under Section J, along with a revised LOX detailing which fees were cured.

Buyer Comment (2026-03-26): see 36037427

Reviewer Comment (2026-03-17): SitusAMC received CD dated XX/XXand XX/XX, however no COC provided for increase of fee on CD dated XX/XX. A valid COC with sufficient information or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2026-03-16): docs uploaded
																			XX/XX/XXXX 6:28:11 PM		2	B		XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	28202	36639279	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,637.50 exceeds tolerance of $4,541.00. $96.50 over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $4,637.50 exceeds tolerance of $4,541.00. $96.50 over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2026-04-14): SitusAMC received PCCD, LOE, Copy of refund check and proof of mailing.

Buyer Comment (2026-04-14): settlement statement shows $201.10 paid to borrower and then the lender sent another $201.10 after closing on XX/XX- lender over cured- please clear

Reviewer Comment (2026-04-14): Please provide copy of $64.80 refund check referenced in email to complete cure.

Reviewer Comment (2026-04-14): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2026-04-13): pccd

Reviewer Comment (2026-03-27): SitusAMC received Post CD, LOX, refund check, and proof of mailing showing a cure of $201.10. The Final CD dated XX/XX/XXXX already reflects the same cure amount, while the total required cure is $265.90 for loan discount, Appraisal and Ten percent fee.
Please confirm if the $201.10 on the XX/XX/XXXX Post CD is an additional cure. If so, please provide a corrected Post CD reflecting a total cure of $402.20 under Section J, along with a revised LOX detailing which fees were cured.

Buyer Comment (2026-03-26): see attached cure docs

Reviewer Comment (2026-03-17): SitusAMC received CD dated XX/XXand XX/XX, however no COC provided for increase of fee on CD dated XX/XX. A valid COC with sufficient information or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2026-03-16): docs uploaded to 36037426
																			XX/XX/XXXX 1:46:23 PM		2	B		XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	28202	36639280	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $895.00. $155.00 over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,050.00 exceeds tolerance of $895.00. $155.00 over legal limit. Insufficient or no cure was provided to the borrower.	Reviewer Comment (2026-04-13): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2026-03-27): SitusAMC received Post CD, LOX, refund check, and proof of mailing showing a cure of $201.10. The Final CD dated XX/XX/XXXX already reflects the same cure amount, while the total required cure is $265.90 for loan discount, Appraisal and Ten percent fee.
Please confirm if the $201.10 on the XX/XX/XXXX Post CD is an additional cure. If so, please provide a corrected Post CD reflecting a total cure of $402.20 under Section J, along with a revised LOX detailing which fees were cured.

Buyer Comment (2026-03-26): see 36037427

Reviewer Comment (2026-03-17): SitusAMC received CD dated XX/XXand XX/XX, however no COC provided for increase of fee on CD dated XX/XX. A valid COC with sufficient information or cure is required. Cure documents consist of PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2026-03-16): docs uploaded to 36037426
																			XX/XX/XXXX 6:28:59 PM		2	B		XX	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	26025		36639284			Compliance	Compliance	Federal Compliance	ATR/QM	CDFI Bank Originated Loan submitted as Non Exempt	Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.	Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.				Buyer Comment (2026-03-14): accept as is Buyer Comment (2026-03-13): Please accept as it				2	A		XX	Primary	Purchase		A	A	A	A	Safe Harbor QM (APOR)	Exempt from ATR	No
XXXX	XXXX	20483		36639301			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $129.00 exceeds tolerance of $86.00 plus 10% or $94.60. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-16): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:48:46 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	20483		36639302			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $302.00 exceeds tolerance of $299.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-16): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:48:46 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	20483		36639303			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $13.00 exceeds tolerance of $12.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-16): Sufficient Cure Provided At Closing		XX/XX/XXXX 12:48:46 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	20483	36639304	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed Test	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $X,XXX,XXX is over disclosed by $432.95 compared to the calculated Amount Financed of $X,XXX,XXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX).	Disclosed Amount Financed was $X,XXX,XXX. Calculated Amount Financed is $X,XXX,XXX. Variance of $432.95.	Reviewer Comment (2026-03-25): Cure docs provided

Buyer Comment (2026-03-25): see attached remaining docs to clear

Reviewer Comment (2026-03-23): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.  However, the FedEx tracking does not reflect that package has been picked up by carrier.  Please provide proof when package picked up to finalize cure.

Buyer Comment (2026-03-20): see attached PCCD docs

Reviewer Comment (2026-03-19): SitusAMC received LOE & copy of cure refund.  Missing copy of the Corrected CD (with post close issue date) and proof of mailing to finalize cure.

Buyer Comment (2026-03-18): LOE / check

Buyer Comment (2026-03-18): Cure

Reviewer Comment (2026-03-18): Amount financed is over disclosed.

Buyer Comment (2026-03-17): PCCD
																			XX/XX/XXXX 5:53:28 PM		2	B		XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission (required on rescindable transactions)	B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	20483	36639305	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $X,XXX,XXXis under disclosed by $432.95 compared to the calculated Finance Charge of $X,XXX,XXXhich exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX).	Disclosed Finance charge of $X,XXX,XXX. Calculated Finance charge of $X,XXX,XXX. Variance of -$432.95.	Reviewer Comment (2026-03-25): Cure docs provided

Buyer Comment (2026-03-25): see 36073676 to clear

Reviewer Comment (2026-03-23): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund and proof of mailing.  However, the FedEx tracking does not reflect that package has been picked up by carrier.  Please provide proof when package picked up to finalize cure.

Buyer Comment (2026-03-20): see 36073676

Reviewer Comment (2026-03-19): SitusAMC received LOE & copy of cure refund.  Missing copy of the Corrected CD (with post close issue date) and proof of mailing to finalize cure.

Buyer Comment (2026-03-18): LOEE/ Check

Reviewer Comment (2026-03-18): Finance charge is under disclosed.

Buyer Comment (2026-03-17): PCCD
																			XX/XX/XXXX 5:52:56 PM		2	B		XX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission (required on rescindable transactions)	B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	20483		36639307			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for asset utilization funds not seasoned. Awarded in divorce. Approval in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-03-17): Client elects to waive with verified compensation factors			XX/XX/XXXX 1:09:00 PM	2	B		XX	Primary	Purchase		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	78207		36639319			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID).	Final Closing Disclosure provided on XX/XX/XXXX did not disclose the required Broker Contact Information.				Reviewer Comment (2026-04-27): Situsamc Received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2026-04-24): LOE Reviewer Comment (2026-04-23): SitusAMC received PCCD. Missing LOE to borrower. Buyer Comment (2026-04-22): docs uploaded		XX/XX/XXXX 1:04:40 AM		2	B		XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	30925		36639323			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-16): Sufficient Cure Provided At Closing		XX/XX/XXXX 5:08:23 PM		1	A		XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	30925		36639325			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the guidelines, for properties owned greater than 6 months but less than 12 months, LTV/CLTV is limited to the lower of the current appraised value or prior purchase price plus improvements. The appraisal states the subject is newly renovated, however missing documented improvements to determine value for LTV/CLTV.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	$XXK residual income 13 months reserves. DTI is XX% below guideline max. Fico is XXpoints above guideline minimum.	Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-04-10): Lender exception in file. Buyer Comment (2026-04-10): Appraisal cleared with XXXCollateral team Reviewer Comment (2026-03-30): Lender exception provided contingent on list of improvements which were not provided. Buyer Comment (2026-03-26): see attached exception			XX/XX/XXXX 4:18:37 PM	2	B		XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	74483		36639342			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $575.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-24): Sufficient Cure Provided At Closing		XX/XX/XXXX 7:20:36 AM		1	A		XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	74483		36639343			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $90.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-24): Sufficient Cure Provided At Closing		XX/XX/XXXX 7:20:36 AM		1	A		XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	74483		36639344			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $369.94 exceeds tolerance of $245.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-24): Sufficient Cure Provided At Closing		XX/XX/XXXX 7:20:36 AM		1	A		XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	60129		36639377			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $207.00 exceeds tolerance of $200.00. $7.00 over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $207.00 exceeds tolerance of $200.00. $7.00 over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2026-03-25): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2026-03-24): "loe" "Check" "Label" Reviewer Comment (2026-03-20): SitusAMC received PCCD, however we also require LOE, proof of mailing & copy of refund check to cure the exception. Buyer Comment (2026-03-18): see attached		XX/XX/XXXX 7:46:32 AM		2	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	86169		36639384			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.					Reviewer Comment (2026-03-31): Documentation provided; exception cleared. Buyer Comment (2026-03-30): LOE Reviewer Comment (2026-03-27): Provide the LOE to the borrower. Buyer Comment (2026-03-25): See attached		XX/XX/XXXX 9:13:45 AM		2	B		XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	86169		36639385			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $950.00 exceeds tolerance of $895.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-18): Sufficient Cure Provided At Closing		XX/XX/XXXX 1:44:40 PM		1	A		XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	57359		36639391			Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Credits. Final Lender Credit of $-1,043.28 exceeds tolerance of $-1,055.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-17): Sufficient Cure Provided At Closing		XX/XX/XXXX 2:24:53 AM		1	A		XX	Primary	Refinance - Rate/Term		A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	92063		36639415			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of ___ is less than AUS required disposable income of ___.	Calculated investor qualifying disposable income of $X,XXXis less than AUS required disposable income of $2,000.00.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-04-15): The client elects to waive. Buyer Comment (2026-04-13): see attached updated exception Reviewer Comment (2026-04-09): Per the exception, if rent differs from $X,XXXreflected on 1003, a re-review is required as little to no payment shook was considered in this lender exception. Verified rent in the amount of $X,XXX, exception must be re-reviewed. Buyer Comment (2026-04-06): exception			XX/XX/XXXX 5:01:30 PM	2	B		XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	10033		36639422			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved lender exception for less than 24 months self-employment is approved with a 0.25 pricing hit in addition to standard LLPA's	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	FICO - XXX	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-03-20): The client elects to waive.			XX/XX/XXXX 11:46:45 AM	2	B		XX	Primary	Purchase		B	B	A	A	Non QM	Non QM	No
XXXX	XXXX	57469		36639438			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $130.00 exceeds tolerance of $108.00 plus 10% or $118.80. $11.20 over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $130.00 exceeds tolerance of $108.00 plus 10% or $118.80. $11.20 over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2026-04-03): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check. Buyer Comment (2026-04-02): please see attached pccd, lox, tracking, and check Reviewer Comment (2026-03-27): SitusAMC received PCCD with cure amount. Missing LOE, copy of refund check and proof of mailing. Please provide LOE, copy of refund check and proof of mailing to cure the exception. Buyer Comment (2026-03-26): see attached		XX/XX/XXXX 6:22:14 AM		2	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	49377		36639471			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Per the UW worksheet, lender utilized 14 months of bank statements to calculate income vs 12 as well as a partial bank statement from XXX XXXX. At time of audit review, income was qualified using X/XXXX-X/XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous Miscellaneous	XXX Fico 8 months reserves	SitusAMC SitusAMC SitusAMC SitusAMC Aggregator Aggregator	Reviewer Comment (2026-04-01): Post close lender exception provided. Buyer Comment (2026-03-31): exception uploaded for DTI			XX/XX/XXXX 6:53:49 AM	2	B		XX	Primary	Purchase		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	49377		36639472			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of XX.XX% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Per the UW worksheet, lender utilized 14 months of bank statements to calculate income vs 12 as well as a partial bank statement from XXX XXXX. At time of audit review, income was qualified using X/XXXX-X/XXXX.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Miscellaneous Miscellaneous	XXX Fico 8 months reserves	SitusAMC SitusAMC SitusAMC SitusAMC Aggregator Aggregator	Reviewer Comment (2026-04-01): Post close lender exception provided. Buyer Comment (2026-03-31): exception			XX/XX/XXXX 6:52:43 AM	2	B		XX	Primary	Purchase		B	B	B	A	Non QM	Non QM	No
XXXX	XXXX	64296		36639477			Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	- ___	CD's reflect no payee for the Notary Fee				Reviewer Comment (2026-03-31): Documentation provided Buyer Comment (2026-03-30): loe Reviewer Comment (2026-03-30): Missing LOE to the borrower. Buyer Comment (2026-03-26): Cure		XX/XX/XXXX 9:56:01 AM		2	B		XX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	78870		36639509			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.					Reviewer Comment (2026-04-17): Documentation provided; exception cleared. Buyer Comment (2026-04-16): see attached Buyer Comment (2026-04-15): See attached Reviewer Comment (2026-04-13): Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form Buyer Comment (2026-04-09): docs uploaded		XX/XX/XXXX 9:40:08 AM		2	B		XX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	52202		36639520			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $235.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-24): Sufficient Cure Provided At Closing		XX/XX/XXXX 7:18:25 AM		1	A		XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	49220		36639527			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $760.00 exceeds tolerance of $750.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-24): Sufficient Cure Provided At Closing		XX/XX/XXXX 2:10:42 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	87759	36639534	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $75.00 exceeds tolerance of $50.00 plus 10% or $55.00. $20.00 over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $75.00 exceeds tolerance of $50.00 plus 10% or $55.00. $20.00 over legal limit. Insufficient or no cure was provided to the borrower. No valid changed circumstance was provided. No cure was provided to the Borrower.	Reviewer Comment (2026-04-17): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Buyer Comment (2026-04-16): see attached

Reviewer Comment (2026-04-03): SitusAMC received the LOX for email confirmation, the updated CD, and the closing statement. However, the corrected CD does not reflect a refund cure of $20 in the inner column of Section J. Additionally, the provided closing statement does not reflect any lender credit applied or issued to the borrower. Please provide an updated CD reflecting the $20 lender cure in the inner column of Section J along with the final settlement statement to verify that the lender credit was applied to the fee. Otherwise, provide a corrected CD, LOX, a copy of the refund check, and the mailing label to cure this exception.

Buyer Comment (2026-04-02): LOX received in addition to docs uploaded X/X

Buyer Comment (2026-04-01): see attached

Reviewer Comment (2026-03-27): SitusAMC received CD datedXX/XX/XXXX stating cure provided at closing. However, there is no lender cure inner column of section J.Therefore, we would require Final Settlement statement in order to verify the lender credit of $20 along with updated Post CD to reflect lender cure inner column of Section J with $20 along with detail LOX.

Buyer Comment (2026-03-26): See cure at bottom of page 2 of final cd.

Buyer Comment (2026-03-26): See final CD - page 2. cure done at closing.
																			XX/XX/XXXX 2:14:25 AM		2	B		XX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	79315		36639540			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	Insufficient assets verified to meet reserve requirements.	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00.	$XK residual income	SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-04-07): Post close lender exception provided. Buyer Comment (2026-04-02): see attached approved exception to clear Reviewer Comment (2026-03-31): Proceeds in Clarity match the PCCD, exceptions remain. Buyer Comment (2026-03-27): See PCCD - proceeds listed in Clarity do not match. Please review - this should clear all conditions related to reserves.			XX/XX/XXXX 9:07:46 AM	2	B		XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXX	XXXX	79315		36639542			Compliance	TRID	Document Error	TRID	Closing Disclosure: Dates are not in chronological order.	- Issue Date: ___; Received Date: ___; Signed Date: ___	Closing Disclosure has a Date Issued of XX/XX/XXXX but was signed and dated by the Borrower on XX/XX/XXXX.				Reviewer Comment (2026-04-06): Client elects to waive. Buyer Comment (2026-04-02): approval received to accept as is Reviewer Comment (2026-04-02): This exception needs to be accepted as is as we have the doc in file that shows borrower signing onXX/XX/XXXXThis is an informational level 2 exception. Buyer Comment (2026-03-31): See doc with signature date of X/XXXX Reviewer Comment (2026-03-31): No new documentation provided. Buyer Comment (2026-03-27): See docs provided			XX/XX/XXXX 12:35:51 PM	2	B		XX	Primary	Refinance - Cash-out - Other		B	B	B	A	Higher Priced QM (APOR)	Higher Priced QM (APOR)	No
XXXX	XXXX	58839		36639583			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $165.95 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Tax Certificate Fee. Fee Amount of $165.95 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2026-03-25): Sufficient Cure Provided At Closing		XX/XX/XXXX 1:10:35 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	17461		36639592			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $317.50 exceeds tolerance of $214.00 plus 10% or $235.40. $82.10 over legal limit. Insufficient or no cure was provided to the borrower.	Ten Percent Fee Tolerance exceeded. Total amount of $317.50 exceeds tolerance of $214.00 plus 10% or $235.40. $82.10 over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2026-04-09): Situsamc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2026-04-08): see 073		XX/XX/XXXX 2:59:51 AM		2	B		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	17461		36639593			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,400.00 exceeds tolerance of $750.00. $650.00 over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,400.00 exceeds tolerance of $750.00. $650.00 over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2026-04-09): Situsamc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2026-04-08): see 073		XX/XX/XXXX 3:00:05 AM		2	B		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	17461		36639594			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $328.30 exceeds tolerance of $200.00. $128.30 over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $328.30 exceeds tolerance of $200.00. $128.30 over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2026-04-09): Situsamc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2026-04-08): see 073		XX/XX/XXXX 3:00:18 AM		2	B		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	17461		36639595			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,125.00 exceeds tolerance of $3,575.00. $550.00 over legal limit. Insufficient or no cure was provided to the borrower.	Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $4,125.00 exceeds tolerance of $3,575.00. $550.00 over legal limit. Insufficient or no cure was provided to the borrower.				Reviewer Comment (2026-04-09): Situsamc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2026-04-07): see attached		XX/XX/XXXX 3:00:31 AM		2	B		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	16231		36639610			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $818.00 exceeds tolerance of $800.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-26): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:12:23 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	16231		36639611			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $365.23 exceeds tolerance of $350.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-26): Sufficient Cure Provided At Closing		XX/XX/XXXX 4:12:23 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	79325		36639620			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $276.75 exceeds tolerance of $247.00 plus 10% or $271.70. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-26): Sufficient Cure Provided At Closing		XX/XX/XXXX 1:33:21 PM		1	A		XX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	88486		36639666			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $222.50 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-30): Sufficient Cure Provided At Closing		XX/XX/XXXX 5:45:17 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	12400		36639679			Compliance	Compliance	State Compliance	State HPML	Massachusetts HPML Threshold Test Compliant	Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 7.51749% or Final Disclosure APR of 7.52200% is equal to or greater than the threshold of APOR 6.02% + 1.5%, or 7.52000% Compliant Higher Priced Loan.	APR on subject loan of 7.51749% or Final Disclosure APR of 7.52200% is equal to or greater than the threshold of APOR 6.02% + 1.5%, or 7.52000% Compliant Higher Priced Loan.				Buyer Comment (2026-04-07): accept as is Reviewer Comment (2026-04-07): Please accept as is. Buyer Comment (2026-04-03): BUSINESS VERIFICATION uploaded				2	B		XX	Primary	Refinance - Cash-out - Other	No obvious cure	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	26074		36639688			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $120.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-03-31): Sufficient Cure Provided At Closing		XX/XX/XXXX 3:24:43 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	93221	36639692	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception to allow a 2 unit with ADU. Approval in file.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

														The representative FICO score exceeds the guideline minimum by at least 40 points.	LTVXX%	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-04-03): The client elects to waive.			XX/XX/XXXX 10:03:27 AM	2	B		XX	Investment	Refinance - Cash-out - Other		B	B	A	A		N/A	No
XXXX	XXXX	14953		36639698			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for 13 months employment in current business when a minimum of 18 months is required. Approval in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	FICO XXX	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-04-03): The client elects to waive.			XX/XX/XXXX 11:38:12 AM	2	B		XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	14953		36639700			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $97.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-01): Sufficient Cure Provided At Closing		XX/XX/XXXX 1:21:59 PM		1	A		XX	Primary	Purchase	Final CD evidences Cure	B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	28729		36639723			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-10): Sufficient Cure Provided At Closing		XX/XX/XXXX 2:48:43 AM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Non QM	Non QM	No
XXXX	XXXX	68775		36639752			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender requested exception for borrower has been self-employed less than 18 months. Approval in file.	The qualifying DTI on the loan is at least 10% less than the guideline maximum. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	DTIXX%	SitusAMC,Aggregator SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2026-04-06): The client elects to waive.			XX/XX/XXXX 12:44:25 PM	2	B		XX	Primary	Purchase		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	33498		36639784			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.					Reviewer Comment (2026-04-30): Received Letter of Explanation, Proof of Delivery and re-executed RTC Buyer Comment (2026-04-30): LOE Reviewer Comment (2026-04-30): Missing LOE to borrower. Buyer Comment (2026-04-30): RTC Buyer Comment (2026-04-30): Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. Reviewer Comment (2026-04-27): The cure for this is a Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form. Buyer Comment (2026-04-27): see attached		XX/XX/XXXX 4:33:32 PM		2	B		XX	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	A	B	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	55795		36639798			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $390.00 exceeds tolerance of $262.00 plus 10% or $288.20. Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2026-04-14): Sufficient Cure Provided At Closing		XX/XX/XXXX 10:22:11 AM		1	A		XX	Primary	Purchase	Final CD evidences Cure	A	A	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No
XXXX	XXXX	51234	36639806	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,824.15 exceeds tolerance of $3,450.00 plus 10% or $3,795.00. $29.15 over legal limit. Insufficient or no cure was provided to the borrower.	Cure nor valid COC provided	Reviewer Comment (2026-04-06): Situasmc Received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Seller Comment (2026-04-03):XX/XX/XXXX Uploaded Copy of Refund Check & USPS Priority Shipping label with tracking.  Refund check was re-issued due to original check never cashed & unable to provide evidence it was received by borrower.

Seller Comment (2026-04-03):XX/XX/XXXX Uploaded Copy of Refund Check & USPS Priority Shipping label with tracking.  Refund check was re-issued due to original check never cashed & unable to provide evidence it was received by borrower.  LOX & PCCD were uploadedXX/XX/XXXX

Reviewer Comment (2026-03-26): SitusAMC received Post CD,LOX and Copy of refund check. However, we would require proof of mailing in order to cure the exception.

Seller Comment (2026-03-25):XX/XX/XXXX Uploaded LOX, PCCD, Copy of Refund Check & USPS Proof of Mailing.  EVIDENCE OF RECEIPT TO THE BORROWER WIL LBE UPLOADED ONCE RECEIVED.
																			XX/XX/XXXX 2:11:18 AM		2	B		XX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	51234		36639809			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,824.15 exceeds tolerance of $3,450.00 plus 10% or $3,795.00. Sufficient or excess cure was provided to the borrower.					Reviewer Comment (2026-03-26): Sufficient Cure Provided within 60 Days of Closing		XX/XX/XXXX 6:34:03 AM		1	A		XX	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation notifying borrower or error, Copy of Refund Check/Evidence of Principal Reduction, Corrected CD, and Proof of Delivery (if refund is over $35)	B	A	B	A	Non QM	Non QM	No
XXXX	XXXX	55354		36639814			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		5 NSF's in 12 months, 4 within most recent 3 months, lender exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	$XXK residual income LTV is XX% below guideline max.	SitusAMC SitusAMC Aggregator,SitusAMC SitusAMC SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2026-03-09): Lender exception in file.			XX/XX/XXXX 4:08:18 PM	2	B		XX	Primary	Refinance - Cash-out - Other		B	B	A	A	Safe Harbor QM (APOR)	Safe Harbor QM (APOR)	No